Deferred Income Tax -Summary Of Tax Loss Carry forward (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure Of Tax Loss Carryforwards [abstract]
Tax loss offset period from the date the loss is incurred	4 years
Tax loss offset, percentage of net rent	50.00%